BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES	6 Months Ended
Jun. 30, 2021
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES	BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES
The BEPC exchangeable and BEPC class B shares are classified as liabilities due to their exchangeable and cash redemption features. The BEPC class B shares and the BEPC exchangeable shares issued pursuant to the special distribution and the TerraForm Power acquisition were recognized at their fair value of $28.28 per share. Subsequent to initial recognition, the BEPC exchangeable and BEPC class B shares are recognized at amortized cost and remeasured to reflect changes in the contractual cash flows associated with the shares. These contractual cash flows are based on the price of one BEP unit. As at June 30, 2021, BEPC exchangeable and BEPC class B shares were remeasured to reflect the NYSE closing price of one BEP unit, $38.57 per share. Remeasurement gains or losses associated with these shares are recorded in the statements of operating results. During the three and six months ended June 30, 2021, BEPC exchangeable shareholders exchanged 6,033 and 9,642 BEPC exchangeable shares, respectively for an equivalent number of partnership units amounting to $1 million reduction in the financial liability. The company paid dividends of $52 million and $104 million on its BEPC exchangeable shares outstanding during the three and six months ended June 30, 2021, respectively. Dividends paid on BEPC exchangeable shares are presented as interest expense in the statement of operating results.
The following table provides a continuity schedule of outstanding BEPC exchangeable shares and BEPC class B shares along with our corresponding liability and remeasurement gains and losses.

	BEPC exchangeable shares outstanding (units)	BEPC class B shares outstanding (units)	BEPC exchangeable and BEPC class B shares ($ million)
Balance as at December 31, 2020	172,180,417	165	$7,430
Share issuance(1)	38,996	—	1
Share exchanges	(9,642)	—	(1)
Remeasurement of liability	—	—	(788)
Balance as at June 30, 2021	172,209,771	165	$6,642
(1) Associated with the restricted stock units of TerraForm Power that were assumed by the company as part of the acquisition of TerraForm Power on July 31, 2020, adjusted for the three-for-two share split in December 2020.
Similar to BEPC exchangeable shares and BEPC class B shares, BEPC class C shares are classified as liabilities due to their cash redemption feature. However, BEPC class C shares, the most subordinated class of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. There are 189.6 million BEPC class C shares issued and outstanding as at June 30, 2021.
In December 2020, the company entered into a normal course issuer bid for its outstanding BEPC exchangeable shares. The company is authorized to repurchase up to 8.6 million BEPC exchangeable shares, representing 5% of its issued and outstanding BEPC exchangeable shares. The normal course issuer bid will expire on December 15, 2021, or earlier should the company complete its repurchases prior to such date. There were no BEPC exchangeable shares repurchased during the three and six months ended June 30, 2021.